Capital management	12 Months Ended
Dec. 31, 2019
Capital management
Capital management

18 Capital management

The Group's objective when managing capital are to safeguard the Company's ability to continue as a going concern and finance all necessary sustainable developments, so that it can continue to provide returns for shareholders and benefits for other stakeholders. In particular, care is taken and an optimal capital structure is tried to achieve to reduce the cost of capital. With the IPO in November 2019, the Group also put more attention on achieving a healthy capital base to increase the confidence of investors and the capital market.

During the years ended December 31, 2017 and 2018, the Group has deployed debt capital for the development of the Rostock headquarters building, and compliance with certain financial covenants were required under the bank loan agreements. Accordingly, the Group also monitored the compliance with these covenants as part of the capital management. The financial covenants related to the bank loans were removed in December 2019 upon additional short-term cash deposits of EUR 1,500k were provided as security.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the risk characteristics of its activities. To maintain or adjust the capital structure, the Group may adjust the return to shareholders, issue new shares, or pay additional interests to reduce debt.